Note 19 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of cash, cash equivalents, and restricted cash [text block]
	As of	As of
[US$ thousands]	December 31,	December 31,
Cash and cash equivalents	2017	2018
Restricted cash	238	229
Cash and cash equivalents	32,969	177,643
Total	33,207	177,873